UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 06/30/2011


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc Roland
Title:   Director Financial Planning
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Marc Roland		    Solana Beach, CA              07/28/2011
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: 175884000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     3559   137132 SH       Sole                   131982              5150
AFLAC Inc.                     COM              001055102     3393    72687 SH       Sole                    70077              2610
Aaron's, Inc.                  COM              002535300      299    10581 SH       Sole                    10581
Abbott Labs                    COM              002824100      272     5167 SH       Sole                     5167
Align Technology               COM              016255101     3113   136515 SH       Sole                   131745              4770
Allegheny Technologies         COM              01741r102     2684    42287 SH       Sole                    40202              2085
Amazon.Com Inc                 COM              023135106     3496    17097 SH       Sole                    16361               736
Apache Petroleum               COM              037411105     4111    33316 SH       Sole                    31871              1445
Baker Hughes                   COM              057224107     3807    52465 SH       Sole                    50715              1750
Bed Bath & Beyond              COM              075896100      302     5170 SH       Sole                     5170
Bio Reference Laboratories     COM              09057g602     2292   109685 SH       Sole                   105665              4020
Carnival Cruise Lines          COM              143658300     2773    73695 SH       Sole                    71015              2680
Cerner Corp                    COM              156782104     2725    44590 SH       Sole                    42260              2330
Chevron Texaco Corp.           COM              166764100      576     5597 SH       Sole                     4937               660
Citrix Systems                 COM              177376100     2681    33510 SH       Sole                    32055              1455
Coca Cola                      COM              191216100      331     4919 SH       Sole                     4919
Cognizant Technology Solutions COM              192446102     1544    21055 SH       Sole                    19800              1255
Consumer Discretionary Select  COM              81369y407      628    15629 SH       Sole                    15499               130
Consumer Staples Select Sector COM              81369Y308      599    19180 SH       Sole                    18925               255
Costco Whsl Group              COM              22160K105      312     3846 SH       Sole                     3646               200
Covidien Ltd                   COM              g2554f113     2182    40990 SH       Sole                    38415              2575
Cummins Inc.                   COM              231021106     3400    32849 SH       Sole                    31564              1285
Danaher Corp Del               COM              235851102     3877    73162 SH       Sole                    70827              2335
Edwards Lifesciences           COM              28176e108      901    10330 SH       Sole                     9410               920
Equal Weight Health Care - Ryd COM              78355w841     1069    14640 SH       Sole                    14495               145
Exxon Mobil                    COM              30231G102      811     9967 SH       Sole                     9967
Financial Select Sector - SPDR COM              81369Y605      796    51830 SH       Sole                    51170               660
General Electric               COM              369604103     3777   200279 SH       Sole                   192714              7565
Google Inc.                    COM              38259p508     4662     9207 SH       Sole                     8891               316
Halliburton, Inc.              COM              406216101     3780    74115 SH       Sole                    71290              2825
Hansen Natural                 COM              411310105     1620    20015 SH       Sole                    17745              2270
HomeDepot                      COM              437076102     2940    81159 SH       Sole                    77594              3565
IBM                            COM              459200101     2183    12728 SH       Sole                    12728
Intercontinental Exchange      COM              45865v100     2714    21765 SH       Sole                    20645              1120
Johnson & Johnson              COM              478160104      251     3773 SH       Sole                     3773
KBW Bank ETF - SPDR            COM              78464A797     2933   122260 SH       Sole                   117695              4565
MSCI Canada Index - iShares    COM              464286509     3410   107664 SH       Sole                   106069              1595
MSCI Emerging Markets Index Fu COM              464287234    12482   262228 SH       Sole                   258123              4105
MSCI Pacific ex-Japan - iShare COM              464286665     3212    67472 SH       Sole                    66382              1090
MSCI Singapore - iShares       COM              464286673     6526   475335 SH       Sole                   467775              7560
MSCI Sweden - iShares          COM              464286756     3227   101555 SH       Sole                    99920              1635
MSCI Switzerland - iShares     COM              464286749     4465   167805 SH       Sole                   165160              2645
Network Appliance              COM              64110D104     2369    44891 SH       Sole                    44176               715
NextEra Energy                 COM              65339f101     3465    60308 SH       Sole                    59383               925
Nice Systems Ltd               COM              653656108     2657    73070 SH       Sole                    69890              3180
Norfolk Southern Corp.         COM              655844108      296     3953 SH       Sole                     3953
Occidental Petroleum           COM              674599105     3556    34175 SH       Sole                    33030              1145
Pepsico Inc.                   COM              713448108     4439    63022 SH       Sole                    60787              2235
Potash Corp. of Saskatchewan   COM              73755L107     2763    48489 SH       Sole                    47765               724
Qualcomm                       COM              747525103     4692    82619 SH       Sole                    80084              2535
Resmed                         COM              761152107     2796    90336 SH       Sole                    86576              3760
Russell Mid-Cap Growth - iShar COM              464287481     3245    52481 SH       Sole                    49931              2550
Russell Mid-Cap Index Fund - i COM              464287499     1001     9153 SH       Sole                     9068                85
Russell Small-Cap Growth - iSh COM              464287648      209     2205 SH       Sole                     2205
S&P Global Basic Matls Sector  COM              464288695      248     3383 SH       Sole                     3383
S&P Global Energy Sector - iSh COM              464287341      695    16637 SH       Sole                    16428               209
S&P Global Industrial Index -  COM              464288729      638    11205 SH       Sole                    11085               120
S&P Global Technology Index -  COM              464287291     1037    16980 SH       Sole                    16790               190
S&P Global Telecom Sector - iS COM              464287275      315     5202 SH       Sole                     5142                60
S&P Latin America - iShares    COM              464287390     3111    60275 SH       Sole                    59245              1030
SEI Investments                COM              784117103     3869   171880 SH       Sole                   165610              6270
Teva Pharmaceutical Industries COM              881624209     3226    66895 SH       Sole                    65250              1645
Toronto Dominion Bank          COM              891160509     2748    32371 SH       Sole                    31356              1015
Toyota Motor CP ADR New        COM              892331307      323     3925 SH       Sole                     3925
Vanguard Total Stock Market ET COM              922908769      417     6097 SH       Sole                     6097
Verizon Communications         COM              92343V104     3444    92519 SH       Sole                    89354              3165
YUM! Brands                    COM              988498101     3396    61485 SH       Sole                    58725              2760
Gold Trust - SPDR              OAS              78463v107    10213    69949 SH       Sole                    68954               995